CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net Income	$ 5,433,883	$ 5,365,165
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	764,596	663,031
Deferred tax	163,370	(172,474)
Stock compensation expense	57,292	0
Loss on fixed assets disposal	123,675	0
Bad debt	225,897	0
Changes in operating assets and liabilities:
Accounts receivable	(3,624,756)	(11,784,975)
Accounts receivable - related party	28,289	536,881
Advance to suppliers	(2,753,569)	(13,609)
Inventories	(1,386,750)	4,383
Other current assets	(32,900)	18,365
Accounts payable	351,846	3,754,075
Advance from customers	165,291	65,266
Accrued expenses and other payables	658,371	(412,246)
Deferred rent payable	(3,178)	13,243
Taxes payable	655,505	1,497,129
Net Cash Provided by (Used in) Operating Activities	826,862	(465,766)
Cash Flows From Investing Activities
Deposit on acquisition of Bright Swallow Int'l Group Ltd.	(3,000,000)	0
Cash received from fixed assets disposal	8,363	141,231
Acquisition of Diamond Bar Outdoors, Inc.	0	(450,000)
Acquisition of intangible asset	(538,614)	(200,000)
Purchase of heritage and cultural assets	0	(125,541)
Purchase of property and equipment	(651,805)	(589,185)
Construction in progress	(4,626,107)	(631,150)
Net Cash Used in Investing Activities	(8,808,163)	(1,854,645)
Cash Flows From Financing Activities
Advance to related parties	0	(1,560,085)
Proceeds from subscription receivable	0	450,000
Repayment from related parties	0	1,357,289
Proceeds of line of credit and bank loan	6,522,139	0
Cash proceeds from private placement, net	1,753,849	3,859,933
Payment for note payable	0	(80,000)
Due from factor	203,351	(203,351)
Cash received from warrants exercised	142,600	0
Net Cash Provided by Financing Activities	8,621,939	3,823,786
Effect of Exchange Rate Changes on Cash and Cash Equivalents	4,675	16,800
Net increase in cash and cash equivalents	645,313	1,520,175
Cash and cash equivalents, beginning of year	2,505,179	985,004
Cash and cash equivalents, ending of year	3,150,492	2,505,179
Cash paid during the period for:
Income tax payments	269,316	126,702
Interest expense	121,403	0
Supplemental Disclosure of Non-Cash Financing Activities
Subscription receivable from sales of common stock	0	2,400,000
Construction deposit transfer to construction in progress	$ 633,212	$ 0